Reconciliation of Total Net Business Profits Under the Internal Management Reporting System to Income (Loss) Before Income Tax Expense (Benefit) Shown on the Consolidated Statements of Income (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	May 07, 2009 Shinko Securities Company Limited	Mar. 31, 2010 Shinko Securities Company Limited	Mar. 31, 2012 Credit-related contracts		Mar. 31, 2011 Credit-related contracts		Mar. 31, 2010 Credit-related contracts		Mar. 31, 2012 Credit-related contracts Loans related to credit derivatives	Mar. 31, 2011 Credit-related contracts Loans related to credit derivatives	Mar. 31, 2010 Credit-related contracts Loans related to credit derivatives
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Gains (losses) recorded in income	¥ 102,939	¥ 142,664	¥ 105,102			¥ (5,575)	[1]	¥ (15,220)	[1]	¥ (97,215)	[1]	¥ (3,391)	¥ (8,207)	¥ (90,642)
Gains (losses) recorded in income				¥ 106,310	¥ 106,310

[1]	The amounts include the net loss of ¥90,642 million, ¥8,207 million and ¥3,391 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010, 2011 and 2012, respectively.